Investment Securities - Schedule of Realized Gains and Losses from Sale of Securities Classified as Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Realized gains									$ 863	$ 2,387	$ 3,754
Realized losses									(92)	(110)	(15)
Net realized gains (losses)	$ 164	$ 582	$ 8	$ 19	$ 19	$ 13	$ (57)	$ 2,359	$ 771	$ 2,277	$ 3,739